Expense Example - Carillon Scout Mid Cap Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 593
Expense Example, with Redemption, 3 Years	844
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	1,882
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,834
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,084